Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Net revenues	¥ 78,335,376	$ 11,060,101	¥ 983,168,898	¥ 39,440,897
Product sales revenue [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Net revenues	71,321,462		920,653,911	39,440,897
Service revenue [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Net revenues	¥ 7,013,914		¥ 62,514,987